Fair Value - Schedule of Fair Value of Cash Equivalents, Short-term Investments and Long-term Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, Amortized Cost	$ 165,725	$ 2,056	$ 3,317
Recurring Basis | Cash Equivalents
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, Amortized Cost	152,822
Cash equivalents, Unrealized Losses	(3)
Cash equivalents, Fair Value	152,819
Recurring Basis | Cash Equivalents | Money Market Fund | Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, Amortized Cost	66,596
Cash equivalents, Fair Value	66,596
Recurring Basis | Cash Equivalents | Commercial Paper | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, Amortized Cost	70,392
Cash equivalents, Unrealized Losses	(3)
Cash equivalents, Fair Value	70,389
Recurring Basis | Cash Equivalents | U.S. Government Debt and Agency Securities | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, Amortized Cost	835
Cash equivalents, Fair Value	835
Recurring Basis | Cash Equivalents | U.S. Treasury Bills | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, Amortized Cost	14,999
Cash equivalents, Fair Value	14,999
Recurring Basis | Short-term Investments
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	60,539
Investments, Unrealized Gains	9
Investments, Unrealized Losses	(1)
Fair Value	60,547
Recurring Basis | Short-term Investments | Commercial Paper | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	30,393
Investments, Unrealized Gains	2
Investments, Unrealized Losses	(1)
Fair Value	30,394
Recurring Basis | Short-term Investments | U.S. Government Debt and Agency Securities | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	29,220
Investments, Unrealized Gains	7
Fair Value	29,227
Recurring Basis | Short-term Investments | Corporate Bond Securities | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	926
Fair Value	926
Recurring Basis | Long Term Investments
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	33,654
Investments, Unrealized Gains	11
Investments, Unrealized Losses	(9)
Investments, Fair Value	33,656
Recurring Basis | Long Term Investments | U.S. Government Debt and Agency Securities | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	32,634
Investments, Unrealized Gains	11
Investments, Unrealized Losses	(9)
Investments, Fair Value	32,636
Recurring Basis | Long Term Investments | U.S. Treasury Bills | Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments, Amortized Cost	1,020
Investments, Fair Value	$ 1,020